EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
EARNINGS (LOSSES) PER SHARE
Net loss attributable to ordinary shareholders - basic | ¥		¥ 4,085	¥ (1,821)	¥ (465)
Net loss attributable to ordinary shareholders - diluted | ¥		¥ 4,205	¥ (1,821)	¥ (465)
Weighted average ordinary shares outstanding - basic		3,183,163,131	3,111,196,757	3,114,124,244
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		44,331,080
Dilutive effect of convertible senior notes		123,927,000
Weighted average ordinary shares outstanding - diluted		3,351,421,211	3,111,196,757	3,114,124,244
Basic earnings (losses) per share | (per share)	$ 0.18	¥ 1.28	¥ (0.59)	¥ (0.15)
Diluted earnings (losses) per share | (per share)	$ 0.18	¥ 1.25	¥ (0.59)	¥ (0.15)